SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended							2 Months Ended	12 Months Ended
		Oct. 10, 2024 USD ($) $ / shares shares	Sep. 10, 2024 USD ($) shares	Apr. 09, 2024 shares	Jul. 14, 2023 USD ($) $ / shares shares	Jun. 08, 2023 USD ($) $ / shares shares	Jul. 02, 2019	Dec. 18, 2024 USD ($) shares	Jul. 18, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) shares	Mar. 24, 2024 shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 18, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)		Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 18, 2024 ₪ / shares	Dec. 18, 2024 $ / shares	Sep. 10, 2024 ₪ / shares shares	Sep. 10, 2024 $ / shares shares	Aug. 13, 2024 ₪ / shares	Apr. 15, 2024 ₪ / shares shares	Apr. 15, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 28, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																							1,471,412									165,489
Warrants exercise price | $ / shares																														$ 19.2		$ 68.4
Options granted										38,991
Share-based compensation expense | $																$ 80		$ 73		$ 285
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																							$ 0
Intrinsic value of share options exercisable | $																																$ 2
Number of ordinary shares called by warrants																							4,083,472
Proceeds from exercise of warrants | $																$ 3,165		2,511		0
Number of unvested stock options																2,458
Risk free rate										4.68%
Number of share issued															343,202	343,202
Stock options assumptions average expected term										4 years 9 months
Volatility										97.24%
Common Stock, Shares Authorized																							2,500,000									208,333
Common Stock, No Par Value | ₪ / shares																						₪ 0									₪ 0
Proceeds from Issuance of Warrants | $															$ 1,350	$ 1,350
Increase in class of warrant or right										177
Losss on change in fair value of warrants | $																0		1,726		0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $																230		731		1,104
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $																$ 80		$ 73		$ 285
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,556
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $		$ 1
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price | ₪ / shares																												₪ 0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price | ₪ / shares																												₪ 0.3
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding																							0									642
Options granted																0
Weighted average exercise price of options granted | $ / shares						$ 141.36										$ 0
Volatility						90.43%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan							excess of 10 years
Options outstanding																							22,552									7,837
Options granted						750			2,751							18,488
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period																0
Warrants Issued to purchase aggregate ordinary shares						2,250
Vesting period of options						3 years
Weighted average grant date fair value per option | $ / shares						$ 76.8
Weighted average exercise price of options granted | $ / shares		$ 6							$ 6							$ 6
Cancelled																3,773
Stock opions vested						94
Risk free rate						3.85%										4.68%	[1]
Stock options assumptions average expected term						5 years 4 months 9 days
Volatility	[1]															97.24%		90.43%
Vesting Term Of Options									terms of 50 percent are vested on the grant day and the rest is vested 6.25 percent every three months
Valuation of the option | $		$ 3				$ 174			$ 27
2019 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		639
2019 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		6,000							1,167
Vesting Term Of Options									shares to an employee that will be vested 8.33 percent every three months after the grant day
2019 Plan [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		917							6,097
Per share price | $ / shares		$ 0.62							$ 3.15
Weighted average grant date fair value per option | $ / shares		$ 0.45							$ 2.72
Risk free rate		4.68%							4.68%
Stock options assumptions average expected term		5 years							5 years 4 months 13 days
Volatility		97.24%							97.24%
Vesting Term Of Options									the vesting period was 25 percent on the grant day and a further 25 percent each three months after.
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	[1]																	3.82%		2.69%
Stock options assumptions average expected term																5 years		5 years	[1]	5 years 3 months 10 days	[1]
Volatility	[1]																			79.30%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	[1]																	3.87%		3.88%
Stock options assumptions average expected term																6 years 4 months 28 days		6 years 4 months 28 days	[1]	6 years 25 days	[1]
Volatility	[1]																			82.60%
July 14 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares												$ 216
Number of warrants issued												12,551
July 18 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares														$ 216
Warrants Issued to purchase aggregate ordinary shares														6,944
Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares												$ 68.4
Warrants Issued to purchase aggregate ordinary shares												19,495						19,495
Proceeds from exercise of warrants | $												$ 1,300
Valuation of warrants | $												73
New warrants issued | $												2,200
Number of share issued				7,333							5,079							7,083
Additional number of share received																																12,412
Losss on change in fair value of warrants | $												$ 1,500
December 2023 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	[2]																						$ 85.4
Number of ordinary shares called by warrants																							32,753
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $																							$ 5
Broker [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares												$ 85.44
Additional number of share received												1,365
ADS [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares												$ 68.4
Warrants Issued to purchase aggregate ordinary shares												38,990
Common Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price | $ / shares												$ 74.64	$ 216
Net proceeds from warrant exercises | $												$ 1,000
Standard deviation percentage												93.49%	85.45%
Risk free rate												3.87%	4.00%
Valuation of warrants | $												$ 800	$ 2,500
Finance Income | $																																	$ 1,700
Warrant valuation price per share | $ / shares					$ 131.52							$ 40.32		$ 124.08
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																														$ 24
Warrants Issued to purchase aggregate ordinary shares										14,583
Number of ordinary shares called by warrants																													14,583	14,583
Proceeds from Issuance of Warrants | $										$ 4,000
Net proceeds of warrants | $										$ 3,300
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																							189,688
Warrants exercise price | (per share)																								₪ 6.4	$ 6.4		$ 6.4
Options granted								494,650
Warrants Issued to purchase aggregate ordinary shares					7,637									6,944
Number of ordinary shares called by warrants					4,914									6,042
Gross proceeds from issuance of private placement | $					$ 2,700									$ 1,500
Combined purchase price | $ / shares					$ 216									$ 216
Risk free rate								4.68%
Stock options assumptions average expected term								4 years 9 months
Volatility								97.24%
Number of warrants issued					12,551			494,650
Proceeds from Issuance of Warrants | $								$ 3,170
Purchase price of pre funded warrants | $ / shares					$ 215.99									$ 215.99
Pre funded warrants issued to purchase aggregate ordinary shares														902
Increase in class of warrant or right								237
Investor [Member] | April 2024 Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																													18,646	18,646
Warrants exercise price | (per share)																													₪ 19.2	$ 19.2
Warrants Issued to purchase aggregate ordinary shares										189,688
Number of ordinary shares called by warrants																													189,688	189,688
Investor [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | (per share)																													₪ 19.199	$ 19.199
Warrants Issued to purchase aggregate ordinary shares										208,335
Number of ordinary shares called by warrants																													208,335	208,335
Investor [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | (per share)																										₪ 6.4	$ 6.4
Warrants Issued to purchase aggregate ordinary shares			494,650
Number of ordinary shares called by warrants																										494,650	494,650
Proceeds from Issuance of Warrants | $			$ 1,580
Increase in class of warrant or right			712
Investor [Member] | December 2023 Warrant [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			38,990
Investor [Member] | April 2024 Warrants [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued to purchase aggregate ordinary shares			208,335
Investor [Member] | April 2024 Warrants And December 2023 Warrants [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																											$ 6.4			$ 19.2
Warrants Issued to purchase aggregate ordinary shares			247,325
Director [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									917
Three Directors [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									917

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.
[2]	Exercise prices amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).